Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Sustainable Advantage Large Cap Core Fund	May 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,519
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,691
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 750